Financial instruments - Interest Rate Risk (Details) - Interest rate risk $ in Thousands	Jun. 30, 2024 USD ($)
100 bp increase
Disclosure of detailed information about financial instruments [line items]
Cash flow sensitivity (net)	$ 1,322
100 bp increase | Term deposit
Disclosure of detailed information about financial instruments [line items]
Cash flow sensitivity (net)	425
100 bp increase | Remunerated bank account
Disclosure of detailed information about financial instruments [line items]
Cash flow sensitivity (net)	897
100 bp decrease
Disclosure of detailed information about financial instruments [line items]
Cash flow sensitivity (net)	(1,322)
100 bp decrease | Term deposit
Disclosure of detailed information about financial instruments [line items]
Cash flow sensitivity (net)	(425)
100 bp decrease | Remunerated bank account
Disclosure of detailed information about financial instruments [line items]
Cash flow sensitivity (net)	$ (897)